Stockholders' Deficit - Schedule of Outstanding Warrants (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Feb. 01, 2018
Range of Exercise Prices, Lower Range Limit	$ 0.60	$ 0.11
Range of Exercise Prices, Upper Range Limit	$ 0.11	$ 0.60
Weighted Average residual life span (in years)	1 year 11 months 1 day	2 years 1 month 6 days
Outstanding Warrants	5,500,000	5,500,000
Weighted Average Exercise Price	$ 0.23	$ 0.23
Exercisable Warrants	5,500,000	5,905,000
Weighted Average Exercise Price	$ 0.25	$ 0.25
Exercise Price Range 1 [Member]
Range of Exercise Prices, Upper Range Limit	$ 0.11	$ 0.11
Weighted Average residual life span (in years)	2 years 4 months 2 days	2 years 7 months 2 days
Outstanding Warrants	1,500,000	1,500,000
Weighted Average Exercise Price	$ 0.11	$ 0.11
Exercisable Warrants	1,500,000	1,500,000
Weighted Average Exercise Price	$ 0.11	$ 0.11
Exercise Price Range 2 [Member]
Range of Exercise Prices, Upper Range Limit	$ 0.20	$ 0.20
Weighted Average residual life span (in years)	1 year 11 months 1 day	2 years
Outstanding Warrants	3,000,000	3,000,000
Weighted Average Exercise Price	$ 0.20	$ 0.20
Exercisable Warrants	3,000,000	3,000,000
Weighted Average Exercise Price	$ 0.20	$ 0.20
Exercise Price Range 3 [Member]
Range of Exercise Prices, Upper Range Limit	$ 0.28	$ 0.28
Weighted Average residual life span (in years)	1 year 2 months 30 days	1 year 5 months 27 days
Outstanding Warrants	200,000	200,000
Weighted Average Exercise Price	$ 0.28	$ 0.28
Exercisable Warrants	200,000	900,000
Weighted Average Exercise Price	$ 0.28	$ 0.25
Exercise Price Range 4 [Member]
Range of Exercise Prices, Upper Range Limit	$ 0.50	$ 0.60
Weighted Average residual life span (in years)	2 years 6 months	1 year 9 months 11 days
Outstanding Warrants	500,000	300,000
Weighted Average Exercise Price	$ 0.50	$ 0.60
Exercisable Warrants	500,000
Weighted Average Exercise Price	$ 0.50
Exercise Price Range 5 [Member]
Range of Exercise Prices, Upper Range Limit	$ 0.60	$ 0.50
Weighted Average residual life span (in years)	1 year 6 months 3 days	2 years 9 months 11 days
Outstanding Warrants	300,000		500,000
Weighted Average Exercise Price	$ 0.60		$ 0.50
Exercisable Warrants	300,000		505,000
Weighted Average Exercise Price	$ 0.60		$ 1.00